Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 7 — FAIR VALUE MEASUREMENTS

The Company carries cash equivalents, marketable investments, Private Warrants, at fair value. Fair value is based on the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement.

The Company determined the fair value of its Level 1 financial instruments, which are traded in active markets, using quoted market prices for identical instruments. The Company’s Marketable Securities held in Trust Account is classified within Level 1 of the fair value hierarchy.

The Company’s Private Warrants are valued as Level 2 instruments.

The estimated fair value of the Private Warrants is determined using Level 2 inputs for the period ended June 30, 2023. Inherent in a Black-Scholes pricing model are assumptions related to dividend yield, term, volatility and risk-free rate, which results in the call option value. The Company estimates the volatility of its common shares based on management’s understanding of the volatility associated with instruments of other similar entities. The risk-free interest rate is based on the U.S. Treasury rate matching the expected term of the warrants. The expected life of the warrants is simulated based on management assumptions regarding the timing and likelihood of completing our Initial Business Combination. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The fair value and call option value of the Private Warrants as of June 30, 2023 was $10,311, which was determined by the Black-Scholes Pricing Model with the following assumptions: dividend yield of 0%, term of 1.25 years, volatility of 1.4%, exercise price of $11.50 and risk-free rate of 5.27%, resulting in a gain on the change in fair value of warrant liability of $16,203 and $7,365 for the three and six months ended June 30, 2023, respectively. The fair value and call option value of the Private Warrants as of June 30, 2022 was $61,865, which was determined by the Black-Scholes Pricing Model with the following assumptions: dividend yield of 0%, term of 4.75 years, volatility of 2.5%, exercise price of $11.50 and risk-free rate of 3.01%, resulting in a gain on change in fair value of warrant liability of $41,244 and $109,002 for the three and six months ended June 30, 2022, respectively.

The following table presents the change in fair value from December 31, 2022 to June 30, 2023:

Warrant liabilities
Level 2 financial instruments as of December 31, 2022	$17,676
Change in fair value	8,838
Level 2 financial instruments as of March 31, 2023	26,514
Change in fair value	(16,203)
Level 2 financial instruments as of June 30, 2023	$10,311

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers during the three and six months ended June 30, 2023. The Company transferred the Private Warrants from Level 3 to Level 2 during the three months ended June 30, 2022, as the inputs significant to the valuation became observable as they are benchmarked to those used for the Public Warrants.

The following table presents the transfers and the change in fair value from December 31, 2021 to June 30, 2022:

Warrant liabilities
Level 3 financial instruments as of December 31, 2021	$170,867
Change in fair value	(67,758)
Level 3 financial instruments as of March 31, 2022	103,109
Change in fair value	(41,244)
Transfer to Level 2	(67,865)
Level 3 financial instruments as of June 30, 2022	$—

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$13,650,778	$13,650,778	$—	$—

Liabilities:
Warrant liabilities	$10,311	$—	$10,311	$—

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$12,841,399	$12,841,399	$—	$—

Liabilities:
Warrant liabilities	$17,676	$—	$17,676	$—

NOTE 8 — FAIR VALUE MEASUREMENTS

The Company carries marketable investments, Private Warrants, at fair value. Fair value is based on the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement.

The Company determined the fair value of its Level 1 financial instruments, which are traded in active markets, using quoted market prices for identical instruments. The Company’s marketable securities held in Trust Account is classified within Level 1 of the fair value hierarchy.

The Company’s Private Warrants are valued as Level 2 instruments.

The estimated fair value of the Private Warrants is determined using Level 2 inputs for the year ended December 31, 2022. The estimated fair value of the Private Warrants was transferred from Level 3 to Level 2 during the year ended December 31, 2022. Inherent in a Black-Scholes pricing model are assumptions related to dividend yield, term, volatility and risk-free rate. The Company estimates the volatility of its common shares based on management’s understanding of the volatility associated with instruments of other similar entities. The risk-free interest rate is based on the U.S. Treasury rate matching the expected term of the warrants. The expected life of the warrants is simulated based on management assumptions regarding the timing and likelihood of completing our Initial Business Combination. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The fair value of the Private Warrants from the private placement that closed simultaneously with the closing of the IPO was $176,759, which was determined by the Black-Scholes Pricing Model with the following assumptions: dividend yield of 0%, term of 5 years, volatility of 13.5%, exercise price of $11.50 and risk-free rate of 0.81%. The fair value was $170,867 as of December 31, 2021, using the following assumptions: dividend yield of 0%, term of 4.5 years, volatility of 11.8%, exercise price of $11.50 and risk-free rate of 1.19%. The fair value was $17,676 as of December 31, 2022, using the following assumptions: dividend yield of 0%, term of 2.75 years, volatility of 0.7%%, exercise price of $11.50 and risk-free rate of 4.27%, resulting in a gain on change in fair value of warrant liabilities of $153,191 for the year ended December 31, 2022.

The following table presents information about the transfer from Level 3 to Level 2 within the fair value hierarchy during the year ended December 31, 2022:

	Warrant liabilities	Total Level 3 Financial Instruments
Level 3 financial instruments as of December 31, 2021	$170,867	$170,867
Change in fair value	(153,191)	(153,191)
Transfer to Level 2	(17,676)	(17,676)
Level 3 financial instruments as of December 31, 2022	$—	$—

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$12,841,399	$12,841,399	$—	$—

Liabilities:
Warrant liabilities	$17,676	$—	$17,676	$—

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$57,340,207	$57,340,207	$—	$—

Liabilities:
Warrant liabilities	$170,867	$—	$—	$170,867

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

In order to calculate the fair value of the Public Warrants at the IPO date for purposes of establishing the initial allocation of costs, the Company utilized the following inputs to the Monte Carlo simulation model for the initial measurement:

Underlying common stock price	$9.48
Risk free rate	0.82%
Unit purchase price	$10.00
Estimated term	5 Years
Volatility	13.5%

The Company is not required to re-measure the fair value of the Public Warrants since they are an equity-classified instrument.